UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Jerrold N. Fine        Westport, CT                    2/17/04
       ------------------------   ------------------------------  ----------
             [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         3
                                               -------------

Form 13F Information Table Entry Total:                   26
                                               -------------

Form 13F Information Table Value Total:             $296,748
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number             Name


     1. 28-1839                           ROBERT JAFFEE, GENERAL PARTNER
     2. 28-02944                          DEBORAH ZISKIN, GENERAL PARTNER
     3. 28-7626                           MARGARET EPPRECHT, GENERAL PARTNER


                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------
AIR PRODUCTS &
 CHEMICALS INC           CMN        009158106     5283   100000  SH        SOLE           100000
------------------------------------------------------------------------------------------------------------
ANTHEM INC               CMN        03674B104     7574   100989  SH        SOLE           100989
------------------------------------------------------------------------------------------------------------
BP PLC                  SPONSD
                         ADR        055622104    14876   301451  SH        SOLE           301451
------------------------------------------------------------------------------------------------------------
ANHEUSER-BUSCH COS INC   CMN        035229103    26573   504439  SH        SOLE           504439
------------------------------------------------------------------------------------------------------------
COMCAST CORP            SPLA        20030N200     6258   200000  SH        SOLE           200000
------------------------------------------------------------------------------------------------------------
CAREMARK RX INC          CMN        141705103     5116   201977  SH        SOLE           201977
------------------------------------------------------------------------------------------------------------
COX COMMUNICATIONS INC   CMN        224044107    10335   300000  SH        SOLE           300000
------------------------------------------------------------------------------------------------------------
EDWARDS LIFESCIENCES CP  CMN        28176E108     3037   100989  SH        SOLE           100989
------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA   CMN        338488109     6763   252472  SH        SOLE           252472
------------------------------------------------------------------------------------------------------------
FORTUNE BRANDS INC       SPONSD
                         ADR        349631101     9746   136335  SH        SOLE           136335
------------------------------------------------------------------------------------------------------------
BIOGEN IDEC CORP         CMN        09062X103    12971   353460  SH        SOLE           353460
------------------------------------------------------------------------------------------------------------
INTERNATIONAL FLAVORS
  & FRAGRA               CMN        459506101     1183    33900  SH        SOLE            33900
------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
  CORP NEW               CMN        530718105     18011 1514830  SH        SOLE          1514830
------------------------------------------------------------------------------------------------------------
MCDONALDS CORP           CMN        580135101     15046  606000  SH        SOLE           606000
------------------------------------------------------------------------------------------------------------
NOKIA CORP               SPONSD
                         ADR        654902204      8634  507910  SH        SOLE           507910
------------------------------------------------------------------------------------------------------------
PFIZER INC.              CMN        717081103     10650  301451  SH        SOLE           301451
------------------------------------------------------------------------------------------------------------
PACIFIC GULF PROP        CMN        694396102       169  676800  SH        SOLE           676800
------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD     CMN        G3223R108     34174  403955  SH        SOLE           403955
------------------------------------------------------------------------------------------------------------
TRAVELERS PPTY
  CAS CORP NEW           CMN        89420G109     16947 1010000  SH        SOLE          1010000
------------------------------------------------------------------------------------------------------------
TARGET CORP              CMN        87612E106      5760  150000  SH        SOLE           150000
------------------------------------------------------------------------------------------------------------
TJX COS INC              CMN        872540109     11133  504943  SH        SOLE           504943
------------------------------------------------------------------------------------------------------------
TALBOTS INC              CMN        874161102      2319   75363  SH        SOLE            75363
------------------------------------------------------------------------------------------------------------
VIACOM INC               CLB        925524308        87  201977  SH        SOLE           201977
------------------------------------------------------------------------------------------------------------
VODAFONE GROUP PLC       CMN        92857W100     20230  807910  SH        SOLE           807910
------------------------------------------------------------------------------------------------------------
VASOGEN INC              CMN        92232F103      1251  166800  SH        SOLE           166800
------------------------------------------------------------------------------------------------------------
K2 INC                   CMN        482732104     33734 2217912  SH        SOLE          2217912
------------------------------------------------------------------------------------------------------------